Stock-Based Compensation Plans	6 Months Ended
Oct. 31, 2021
Stock-based Compensation Plans
Stock-Based Compensation Plans

 Note 10 – Stock-Based Compensation Plans

The Company entered into consulting agreements to issue common stock and recorded the applicable non-cash expense in accordance with the authoritative guidance of the Financial Accounting Standards Board.  For the six- and three-month periods ended October 31, 2021, the Company recorded $483,067 and $186,087, respectively, in stock-based compensation expense and for the six- and three-month periods ended October 31, 2020, the Company recorded $259,909 and $138,531, respectively, in stock-based compensation expense.

As of October 31, 2021 and April 30, 2021, there was $172,939 and $631,878, respectively of prepaid stock-based compensation expense for services. As of October 31, 2021, two consulting agreements are effective, which expire in February 2022.

As of October 31, 2021, an aggregate of 7,607 shares of common stock can be earned by the Company’s employees from unvested stock grants. 157 shares vest quarterly over the next two quarters and 781 shares vest quarterly over the next 9.3 quarters.

The table below presents the components of stock-based compensation expense for the six- and three-month periods ended October 31, 2021 and 2020.

The components of the stock-based compensation expense are presented in the following table:

Schedule of stock based compensation expense

Stock-based compensation expense	Six Months Ended Oct. 31, 2021	Six Months Ended Oct. 31, 2020	Three Months Ended Oct. 31, 2021	Three Months Ended Oct. 31, 2020
Chief Executive Officer	$40,608	$81,216	$—	$40,608
Chief Financial Officer	40,608	81,216	—	40,608
Chief Marketing Officer	20,111	2,453	8,396	1,047
Related party consultant	25,908	38,757	6,530	19,379
VP of Digital Strategy	4,017	17,510	1,677	17,510
Marketing consultant	74,104	—	37,052	—
Marketing consultant	251,803	—	125,902	—
Business consultant	25,908	38,757	6,530	19,379
Total stock-based compensation expense	$483,067	$259,909	$186,087	$138,531

The table below presents the prepaid compensation expense as of October 31, 2021 and April 30, 2021:

Description	Oct. 31, 2021	April 30, 2021
Chief Executive Officer	$—	$40,608
Chief Financial Officer	—	40,608
Related party consultant	—	25,908
Business consultant	—	25,908
Marketing consultant	128,638	380,441
Marketing consultant	44,301	118,405
Total	$172,939	$631,878

For the six- and three-month periods ended October 31, 2021, $325,907 and 162,954 of stock-based compensation was recorded as consulting expense, respectively, and $157,160 and 23,133 was recorded as payroll and payroll related expenses. For the six- and three-month periods ended October 31, 2020, all of the stock-based compensation was recorded as a component of payroll and payroll related expenses.